UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5930

        Nuveen California Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
	November 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 5.8% (3.7% of Total Investments)
$ 705	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$654,254
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	2,824,800
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
12,135	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	7,847,947
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

15,840	Total Consumer Staples			11,327,001

	Education and Civic Organizations – 6.9% (4.4% of Total Investments)
160	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	160,195
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
110	5.000%, 11/01/21	11/15 at 100.00	A2	113,885
150	5.000%, 11/01/25	11/15 at 100.00	A2	152,396
4,730	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A-	4,946,445
	Institutes, Series 2001, 5.500%, 10/01/21
4,730	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/19 –	11/12 at 100.00	AAA	4,987,785
	AMBAC Insured
1,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	930,960
	5.000%, 9/01/34
2,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%,	5/13 at 100.00	AAA	2,163,280
	5/15/17 – AMBAC Insured

12,880	Total Education and Civic Organizations			13,454,946

	Health Care – 12.6% (8.0% of Total Investments)
2,205	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	2,203,324
	Series 2005, 5.000%, 11/15/34
375	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	372,975
	Series 2006, 5.000%, 4/01/37
6,385	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	6,513,339
	5.250%, 11/15/46 (UB)
4,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	4,455,990
	Project, Series 2007, 5.250%, 12/01/27 (WI/DD, Settling 12/13/07)
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	985,000
	Health System, Series 2005A, 5.250%, 7/01/30
5,220	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	5,103,698
	Series 2006, 5.000%, 3/01/41
1,755	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,782,957
	Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	1,462,397
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,600	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/15 at 101.00	AAA	1,553,440
	2007A, 4.500%, 5/15/37 – MBIA Insured

24,395	Total Health Care			24,433,120

	Housing/Multifamily – 2.8% (1.8% of Total Investments)
1,500	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	A	1,508,760
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
3,915	Los Angeles, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Ridgecroft	3/08 at 101.00	AAA	3,958,378
	Apartments, Series 1997E, 6.250%, 9/20/39 (Alternative Minimum Tax)

5,415	Total Housing/Multifamily			5,467,138

	Housing/Single Family – 0.3% (0.2% of Total Investments)
475	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	509,979
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 0.6% (0.4% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,201,663
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Tax Obligation/General – 19.7% (12.5% of Total Investments)
5	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	5,233
2,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22 – CIFG Insured	8/13 at 100.00	AAA	2,130,800
	California, General Obligation Bonds, Series 2004:
500	5.000%, 2/01/23	2/14 at 100.00	A+	523,310
3,950	5.200%, 4/01/26	4/14 at 100.00	A+	4,160,101
3,550	Centinela Valley Union High School District, Los Angeles County, California, General	No Opt. Call	AAA	3,648,442
	Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – MBIA Insured (5)
1,400	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AAA	1,476,440
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 – FSA Insured
3,200	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AAA	3,166,080
	Bonds, Series 2007, 4.500%, 9/01/30 – FSA Insured
4,765	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	1,842,340
	2003B, 0.000%, 8/01/27 – FGIC Insured
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series	2/22 at 103.00	AAA	2,803,403
	2001A, 5.750%, 8/01/30 – MBIA Insured (5)
6,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1993, 7.000%, 7/01/10 –	No Opt. Call	AAA	6,538,740
	MBIA Insured
	Riverside Community College District, California, General Obligation Bonds, Series 2004A:
15	5.250%, 8/01/25 – MBIA Insured	8/14 at 100.00	AAA	16,094
20	5.250%, 8/01/26 – MBIA Insured	8/14 at 100.00	AAA	21,406
325	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	339,817
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	4,403,400
	Series 2003E, 5.250%, 7/01/22 – FSA Insured
3,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/10 at 100.00	AAA	3,176,340
	Obligation Bonds, Series 2000B, 5.600%, 9/01/24 – FGIC Insured
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties,	No Opt. Call	Aaa	2,580,226
	California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – FSA Insured
1,440	Southwestern Community College District, San Diego County, California, General Obligation	8/15 at 102.00	AAA	1,540,138
	Bonds, Series 2005, 5.000%, 8/01/24 – MBIA Insured

38,945	Total Tax Obligation/General			38,372,310

	Tax Obligation/Limited – 30.9% (19.6% of Total Investments)
5,045	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	3/12 at 100.00	AAA	5,297,099
	2002A, 5.250%, 3/01/22 – AMBAC Insured
1,575	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/13 at 100.00	A	1,711,789
	Series 2003D, 5.500%, 6/01/20
3,010	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	3,298,930
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
2,195	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	2,383,748
400	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	415,996
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,210	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	1,248,091
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
2,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	Aaa	2,062,060
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
2,500	Corona Public Financing Authority, California, Superior Lien Revenue Bonds, Series 1999A,	9/09 at 102.00	AAA	2,601,625
	5.000%, 9/01/20 – FSA Insured
1,660	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Settlement	6/15 at 100.00	AAA	1,683,190
	Revenue Bonds, Series 2005A, Residual Series 1500, 7.150%, 6/01/45 – AMBAC Insured (IF)
1,045	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	AAA	1,098,410
	Series 2006, 5.250%, 9/01/36 – XLCA Insured
1,750	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	1,821,138
	5.000%, 9/01/25 – XLCA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
195	5.000%, 9/01/26	9/16 at 100.00	N/R	187,526
450	5.125%, 9/01/36	9/16 at 100.00	N/R	422,951
730	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	745,228
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
3,335	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	AAA	3,645,455
	2006B, Residuals 1940, 7.308%, 9/01/31 – FGIC Insured (IF)
4,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	AAA	3,997,040
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
1,065	Monterey County, California, Certificates of Participation, Series 2007, 4.500%, 8/01/37 –	8/17 at 100.00	Aaa	1,004,071
	AMBAC Insured
1,395	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,449,893
	Participation, Series 2005, 5.000%, 3/01/22 – FSA Insured
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%,	8/17 at 100.00	AAA	3,609,445
	8/01/37 – MBIA Insured
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	8/13 at 100.00	AAA	1,046,400
	Area 1, Series 2003, 5.000%, 8/01/23 – MBIA Insured
350	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	359,363
	2005A, 5.000%, 9/01/35 – XLCA Insured
1,500	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	AAA	1,539,510
	Projects, Series 2005A, 5.000%, 10/01/37 – XLCA Insured
1,000	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	AAA	1,031,270
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured
435	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	447,393
	8/01/25 – AMBAC Insured
1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	1,127,840
	5.400%, 11/01/20 – MBIA Insured
5,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2	8/15 at 100.00	AAA	5,132,600
	and 3, Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,
	Series 2003:
2,695	5.000%, 6/01/20 – MBIA Insured	6/13 at 100.00	AAA	2,845,327
1,500	5.000%, 6/01/21 – MBIA Insured	6/13 at 100.00	AAA	1,583,670
	Sweetwater Union High School District, San Diego County, California, Certificates of
	Participation, Series 2002:
2,000	5.000%, 9/01/23 – FSA Insured	9/12 at 102.00	AAA	2,079,380
4,015	5.000%, 9/01/24 – FSA Insured	9/12 at 102.00	AAA	4,196,117

57,555	Total Tax Obligation/Limited			60,072,555

	Transportation – 25.0% (15.9% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,498,912
	2006, 5.000%, 4/01/31
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,210,945
	Bonds, Series 1999, 0.000%, 1/15/29
	Long Beach, California, Harbor Revenue Bonds, Series 2000A:
2,740	5.750%, 5/15/14 (Alternative Minimum Tax)	5/10 at 101.00	AA	2,905,112
11,885	5.750%, 5/15/15 (Alternative Minimum Tax)	5/10 at 101.00	AA	12,601,189
8,550	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AAA	8,844,547
	(Alternative Minimum Tax)
14,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	14,509,598
	Airport, Second Series 2000, Issue 25, 5.500%, 5/01/24 – FSA Insured (Alternative Minimum Tax)
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AAA	2,069,080
	International Airport, Second Series 2001, Issue 27B, 5.000%, 5/01/23 – FGIC Insured

47,105	Total Transportation			48,639,383

	U.S. Guaranteed – 25.8% (16.4% of Total Investments) (4)
2,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/10 at 100.00	N/R (4)	2,039,900
	County Tobacco Funding Corporation, Series 2002B, 5.125%, 6/01/20 (Pre-refunded 6/01/10)
5,250	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	5,698,718
	5/01/18 (Pre-refunded 5/01/12)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	N/R (4)	3,191,940
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
5,360	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	No Opt. Call	AAA	5,973,720
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – FSA Insured (ETM)
3,395	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	A1 (4)	3,757,280
4,000	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	5,396,200
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,750	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	4,129,725
	Asset-Backed Bonds, Series 2003B, 5.500%, 6/01/33 (Pre-refunded 6/01/13)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,490,200
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
8,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AAA	8,431,359
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
1,400	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 (Pre-refunded	11/12 at 100.00	AAA	1,526,644
	11/01/12) – FGIC Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	4,358,440
	7/01/36 (Pre-refunded 7/01/12)
1,960	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AAA	2,178,971
	5.250%, 8/01/26 (Pre-refunded 8/01/14) – MBIA Insured

45,115	Total U.S. Guaranteed			50,173,097

	Utilities – 10.8% (6.9% of Total Investments)
4,210	California Statewide Community Development Authority, Certificates of Participation Refunding,	12/07 at 100.50	N/R	4,018,992
	Rio Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18
2,140	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A+	2,166,750
	2007A, 5.500%, 11/15/37
725	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	765,963
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	523,255
	2005A-1, 5.000%, 7/01/31 – FSA Insured
715	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	743,214
	9/01/31 – XLCA Insured
10,450	Orange County Public Financing Authority, California, Waste Management System Revenue	No Opt. Call	Aaa	11,262,278
	Refunding Bonds, Series 1997, 5.250%, 12/01/13 – AMBAC Insured (Alternative Minimum Tax)
1,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T,	No Opt. Call	AAA	1,074,810
	5.250%, 5/15/23 – FGIC Insured
500	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	529,630
	2002Q, 5.250%, 8/15/22 – FSA Insured

20,240	Total Utilities			21,084,892

	Water and Sewer – 16.1% (10.2% of Total Investments)
1,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 100.00	AAA	1,058,830
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – FSA Insured
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%,	10/16 at 100.00	AAA	2,533,175
	10/01/31 – FSA Insured
490	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	510,129
	5.000%, 4/01/36 – MBIA Insured
4,770	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AAA	5,169,488
	5.250%, 7/01/20 – MBIA Insured
2,500	Pajaro Valley Water Management Agency, California, Revenue Certificates of Participation,	3/09 at 101.00	AAA	2,579,975
	Series 1999A, 5.750%, 3/01/29 – AMBAC Insured
5,985	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/10 at 101.00	AA	6,380,908
	2000A, 5.250%, 12/01/12
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	785,153
	2006, 5.000%, 12/01/36 – FGIC Insured
4,000	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding	No Opt. Call	AAA	4,597,160
	Bonds, Series 2001, 5.500%, 12/01/20 – AMBAC Insured
4,585	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	AAA	4,919,567
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured
1,700	South Gate Utility Authority, California, Subordinate Revenue Bonds, Water and Sewer System	10/11 at 102.00	AAA	1,755,879
	Projects, Series 2001, 5.000%, 10/01/22 – FGIC Insured
945	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	BBB+	960,999
	Project, Series 2003, 5.625%, 7/01/43

29,225	Total Water and Sewer			31,251,263

$ 298,440	Total Investments (cost $294,466,662) – 157.3%			305,987,347

	Floating Rate Obligations – (2.2)%			(4,258,000)

	Other Assets Less Liabilities – (0.6)%			(1,211,186)

	Preferred Shares, at Liquidation Value – (54.5)%			(106,000,000)

	Net Assets Applicable to Common Shares – 100%			$194,518,161

Forward Swaps outstanding at November 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

Citigroup	$2,000,000	Pay	3-Month USD-LIBOR	5.808%	Semi-Annually	7/01/08	7/01/33	$249,765
JPMorgan	2,000,000	Pay	SIFM	4.376	Quarterly	8/06/08	8/06/37	184,272

								$434,037

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of
November 30, 2007. Subsequent to the November 30, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for ACA to CCC, and one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund. At November 30, 2007, the cost of investments was $290,243,610.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007, were as follows:

Gross unrealized:
Appreciation	$13,968,944
Depreciation	(2,483,309)

Net unrealized appreciation (depreciation) of investments	$11,485,635

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Performance Plus Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2008

* Print the name and title of each signing officer under his or her signature.